Other revenues	12 Months Ended
Dec. 31, 2021
Other revenues
8 Other revenues
in	2021	2020	2019
Other revenues (CHF million)
Noncontrolling interests without SEI	2	0	0
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(254)	232
Other investments	253	769	1,141
Other	832	786	959
Other revenues	1,289	1,293	2,570

Bank
Other revenues
8 Other revenues
in	2021	2020	2019
Other revenues (CHF million)
Loans held-for-sale	(90)	(34)	(14)
Long-lived assets held-for-sale	232	26	252
Equity method investments	60	(255)	230
Other investments	256	769	1,142
Other	1,108	1,009	1,183
Other revenues	1,566	1,515	2,793
> Refer to “Note 8 – Other revenues” in VI – Consolidated financial statements – Credit Suisse Group for further information.